STADION INVESTMENT TRUST

FILED VIA EDGAR

January 17, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust
File Nos. 333-103714; 811-21317

Ladies and Gentlemen:

On behalf of the Stadion Investment Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 26 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of the Registrant, the Stadion Trilogy Fund.

Please direct any comments or questions to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary